Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	$ 96	$ 591
Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	228	351
Derivative financial instruments liability	202	64
Trust assets of labor obligations	1,426	1,416
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	131	2,907
Derivative financial instruments liability	5,146	3,565
Trust assets of labor obligations